Goodwill and Other Intangible Assets - Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 8,874	$ 8,848
Foreign currency adjustments and other	307	26
Ending balance	9,181	8,874
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,690	1,690
Ending balance	1,690	1,690
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,599	3,580
Foreign currency adjustments and other	11	19
Ending balance	3,610	3,599
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	243	231
Foreign currency adjustments and other	3	12
Ending balance	246	243
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	2,401	2,517
Foreign currency adjustments and other	229	(116)
Ending balance	2,630	2,401
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	941	830
Foreign currency adjustments and other	64	111
Ending balance	$ 1,005	$ 941